Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such rules and concluded they were applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed CFS for the parent company are included herein.

PARENT COMPANY BALANCE SHEETS

	December 31,
	2023	2022
Assets
Current assets
Cash	$8,236,065	$226,578
Short-term investments	3,000,000	-
Intercompany receivables	15,000	10,000
Loan receivable	2,621,971	-
Prepaid expenses and other current assets	204,604	-
Total current assets	14,077,640	236,578

Non-current assets
Non-current deferred offering cost	-	349,842
Long-term investments	1,000,000	-
Investments in non-VIE subsidiaries	14,621,943	14,299,036
Total non-current assets	15,621,943	14,648,878
Total Assets	$29,699,583	$14,885,456

Liabilities and Shareholders’ Equity
Current liabilities
Intercompany payable	$1,361,997	$1,358,930
Total current liabilities	1,361,997	1,358,930

Total Liabilities	1,361,997	1,358,930

Commitments and Contingencies

Shareholders’ Equity
Ordinary Shares, par value $0.0001 per share, 490,000,000 shares authorized; 14,392,364 shares and 10,987,679 shares issued and outstanding as of December 31, 2023 and 2022, respectively.	1,439	1,099
Additional paid-in capital	16,721,551	2,628,356
Statutory reserve	836,215	836,215
Retained earnings	11,387,748	10,340,107
Accumulated other comprehensive loss	(609,367)	(279,251)
Total Shareholders’ Equity	28,337,586	13,526,526
Total Liabilities and Shareholders’ Equity	$29,699,583	$14,885,456

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Years Ended December 31,
	2023	2022

Revenues	$36,402	$-
Gross profit	36,402	-

Operating expenses:
General and administrative	764,111	378,857
Total operating expenses	764,111	378,857

Operating loss	(727,709)	(378,857)

Other income (expense)
Net investment income	238,812	-
Interest income	317,505	35
Other expense, net	(3,382)	(4,327)
Total other income (loss)	552,935	(4,292)

Share of income from subsidiaries	1,222,415	1,798,894
Income before provision for income taxes	1,047,641	1,415,745

Net income	$1,047,641	$1,415,745
Comprehensive income
Net income	$1,047,641	$1,415,745

Comprehensive income	$1,047,641	$1,415,745
Earnings per ordinary share
– Basic and diluted	$0.08	$0.13

Weighted average number of ordinary shares outstanding
– Basic and diluted	13,257,469	10,987,679

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2023	2022

Operating Activities
Net income	$1,047,641	$1,415,745
Adjustments to reconcile net income to net cash used in operating activities:
Accrued interest income from loans	(317,172)	-
Net investment gain	(1,461,227)	(1,798,894)
Changes in operating assets and liabilities:
Deferred offering cost	(130,134)	60,000
Due from intercompany	(5,000)	-
Due to intercompany	3,067	-
Prepaid expenses and other current assets	-	40,000
Net cash used in operating activities	(862,825)	(283,149)

Investing Activities
Loans to third parties	(11,260,542)	-
Repayment from third-party loans	8,830,933	-
Purchases of held-to-maturity investments	(11,000,000)	-
Redemption of held-to-maturity investments	7,159,018	-
Net cash used in investing activities	(6,270,591)	-

Financing activities:
Proceeds from issuance of ordinary shares	15,142,902	-
Net cash provided by financing activities	15,142,902	-

Net increase (decrease) in cash	8,009,486	(283,149)
Cash and equivalents at beginning of year	226,578	509,727
Cash and equivalents at end of year	$8,236,064	$226,578